CHANGES IN ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) - Reclassification out of AOCI (Details) - USD ($) $ in Millions		3 Months Ended								12 Months Ended
		Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Pretax and after-tax amounts reclassified out of accumulated other comprehensive income (loss)
Realized (gains) losses on sales of investments	[1]									$ (682)	$ (570)	$ (748)
Income from continuing operations before income taxes		$ (4,808)	$ (6,187)	$ (6,894)	$ (6,937)	$ (1,460)	$ (4,984)	$ (2,174)	$ (6,083)	(24,826)	(14,701)	(19,802)
Tax effect		1,403	1,881	2,036	2,120	1,077	2,068	1,921	2,131	7,440	7,197	6,186
Income from continuing operations		$ (3,405)	$ (4,306)	$ (4,858)	$ (4,817)	$ (383)	$ (2,916)	$ (253)	$ (3,952)	(17,386)	(7,504)	(13,616)
(Gain) loss reclassified from AOCI
Pretax and after-tax amounts reclassified out of accumulated other comprehensive income (loss)
Income from continuing operations before income taxes										155	542	1,071
Tax effect										(63)	(208)	(422)
Income from continuing operations										92	334	649
(Gain) loss reclassified from AOCI | Realized gains (losses) on investment securities
Pretax and after-tax amounts reclassified out of accumulated other comprehensive income (loss)
Realized (gains) losses on sales of investments										(682)	(570)	(748)
OTTI gross impairment losses										265	424	334
Income from continuing operations before income taxes										(417)	(146)	(414)
Tax effect										148	53	139
Income from continuing operations										(269)	(93)	(275)
(Gain) loss reclassified from AOCI | Cash flow hedges
Pretax and after-tax amounts reclassified out of accumulated other comprehensive income (loss)
Income from continuing operations before income taxes										332	409	876
Tax effect										(123)	(158)	(340)
Income from continuing operations										209	251	536
(Gain) loss reclassified from AOCI | Cash flow hedges | Interest rate
Pretax and after-tax amounts reclassified out of accumulated other comprehensive income (loss)
Income from continuing operations before income taxes										186	260	700
(Gain) loss reclassified from AOCI | Cash flow hedges | Foreign exchange contracts
Pretax and after-tax amounts reclassified out of accumulated other comprehensive income (loss)
Income from continuing operations before income taxes										146	149	176
(Gain) loss reclassified from AOCI | Pension liability adjustments
Pretax and after-tax amounts reclassified out of accumulated other comprehensive income (loss)
Amortization of unrecognized prior service cost (benefit)										(40)	(40)	0
Amortization of unrecognized Net actuarial loss										276	243	271
Curtailment/settlement impact										57	76	44
Cumulative effect of change in accounting policy										0	0	(20)
Income from continuing operations before income taxes										293	279	295
Tax effect										(107)	(103)	(112)
Income from continuing operations										186	176	183
(Gain) loss reclassified from AOCI | Foreign currency translation adjustment
Pretax and after-tax amounts reclassified out of accumulated other comprehensive income (loss)
Income from continuing operations before income taxes										53	0	(314)
Tax effect										19	0	(109)
Income from continuing operations										$ (34)	$ 0	$ 205

[1]	Certain prior-period revenue and expense lines and totals were reclassified to conform to the current period’s presentation. See Note 3 to the Consolidated Financial Statements.